January 4, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Consulting Group Capital Markets Funds (“Trust”)

SEC File Nos. 811-06318 and 033-40823

Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 22, 2016.

Please contact me at 617-772-1616 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Suzan Barron
Suzan Barron
Assistant Secretary

cc:	Philip Stack (via email)

John J. O’Brien, Esq. (via email)